CAPITAL STRUCTURE FINANCIAL POLICIES	12 Months Ended
Dec. 31, 2020
CAPITAL STRUCTURE FINANCIAL POLICIES
CAPITAL STRUCTURE FINANCIAL POLICIES

28. Capital Structure Financial Policies

The company's primary capital management strategy is to maintain a conservative balance sheet, which supports a solid investment grade credit rating profile. This objective affords the company the financial flexibility and access to the capital it requires to execute on its growth objectives.

The company's capital is primarily monitored by reviewing the ratios of net debt to funds from operations(1) and total debt to total debt plus shareholders' equity.

Net debt to funds from operations(1) is calculated as short-term debt plus total long-term debt less cash and cash equivalents, divided by funds from operations for the year then ended.

Total debt to total debt plus shareholders' equity is calculated as short-term debt plus total long-term debt divided by short-term debt plus total long-term debt plus shareholders' equity. This financial covenant under the company's various banking and debt agreements shall not be greater than 65%.

The company's financial covenant is reviewed regularly and controls are in place to maintain compliance with the covenant. The company complied with financial covenants for the years ended December 31, 2020 and 2019. The company's financial measures, as set out in the following schedule, were unchanged from 2019. The company believes that achieving its capital target helps to provide the company access to capital at a reasonable cost by maintaining solid investment grade credit ratings. The company operates in a fluctuating business environment and ratios may periodically fall outside of management's targets. Total debt to total debt plus shareholders' equity was 37.8% at December 31, 2020 and increased due to higher debt levels and lower shareholders' equity as a result of net losses, including impairment charges recorded during the year. The company addresses these fluctuations by capital expenditure reductions and sales of non-core assets to ensure net debt achieves management's targets.

($ millions)	Capital Measure Target	December 31 2020	December 31 2019

Components of ratios

Short-term debt		3 566	2 155

Current portion of long-term debt		1 413	—

Current portion of long-term lease liabilities		272	310

Long-term debt		13 812	12 884

Long-term lease liabilities		2 636	2 621

Total debt		21 699	17 970

Less: Cash and cash equivalents		1 885	1 960

Net debt		19 814	16 010

Shareholders' equity		35 757	42 042

Total capitalization (total debt plus shareholders' equity)		57 456	60 012

Funds from operations(1)		3 876	10 818

Net debt to funds from operations	<3.0 times	5.1	1.5

Total debt to total debt plus shareholders' equity	20% – 35%	37.8%	29.9%

(1)	Funds from operations is calculated as cash flow from operating activities before changes in non-cash working capital, and is a non-GAAP financial measure.